Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Numerator:
Net loss		$ 1,287	$ (101,495)	$ (54,738)	$ (56,025)
Less: Net income (loss) attributable to redeemable noncontrolling interests		$ 1,080	(73,384)	1,080	$ 0
Less: Net loss attributable to noncontrolling interests			(7,037)	(8,983)
Net loss attributable to common stockholders			$ (25,565)	$ (46,835)
Denominator:
Weighted Average Class A Common Stock outstanding (in shares)			17,757,741
Weighted Average Shares Outstanding - basic (in shares)	[1]		23,809,490
Weighted Averages Shares Outstanding - diluted (in shares)	[1]		23,809,490
Basic and Diluted Earnings Loss Per Share
Basic (in dollars per share)	[1]		$ (1.07)
Diluted (in dollars per share)	[1]		$ (1.07)
Series A Preferred Dividends
Numerator:
Preferred Dividends			$ (3,258)
Series B Preferred Dividends
Numerator:
Preferred Dividends			$ (1,233)
Series A Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)			1,051,749
Series B Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)			5,000,000

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.